SUBSIDIARIES (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2003	Dec. 31, 2012 Bluewater Gandria N.V.	Jan. 18, 2012 Bluewater Gandria N.V.	Jul. 31, 2008 Bluewater Gandria N.V.	Dec. 31, 2012 Golar LNG 1460 Corporation	Dec. 31, 2012 Golar LNG 2216 Corporation	Dec. 31, 2012 Golar LNG 2234 Corporation	Dec. 31, 2012 Golar Management Limited	Dec. 31, 2012 Golar GP LLC - Limited Liability Company	Dec. 31, 2012 Golar LNG Energy Limited	Dec. 31, 2012 Golar Gimi Limited	Dec. 31, 2012 Golar Hilli Limited	Dec. 31, 2012 Golar Commodities Limited	Dec. 31, 2012 Commodities Advisors LLC	Dec. 31, 2012 Golar Hull M2021 Corporation	Dec. 31, 2012 Golar Hull M2022 Corporation	Dec. 31, 2012 Golar Hull M2023 Corporation	Dec. 31, 2012 Golar Hull M2024 Corporation	Dec. 31, 2012 Golar Hull M2026 Corporation	Dec. 31, 2012 Golar Hull M2027 Corporation	Dec. 31, 2012 Golar Hull M2031 Corporation	Dec. 31, 2012 Golar Hull M2047 Corporation	Dec. 31, 2012 Golar Hull M2048 Corporation	Dec. 31, 2012 Golar LNG NB10 Corporation	Dec. 31, 2012 Golar LNG NB11 Corporation	Dec. 31, 2012 Golar LNG NB12 Corporation	Dec. 31, 2012 Golar LNG NB13 Corporation	Dec. 31, 2012 Bluewater Gandria N.V.	Dec. 31, 2012 Faraway Maritime Shipping Company Golar LNG Partners	Dec. 31, 2012 Golar LNG 2215 Corporation Golar LNG Partners	Dec. 31, 2012 Golar LNG 2220 Corporation Golar LNG Partners	Dec. 31, 2012 Golar LNG 2226 Corporation Golar LNG Partners	Dec. 31, 2012 Golar Spirit (UK) Limited Golar LNG Partners	Dec. 31, 2012 Golar Servicos de Operacao de Embaracaoes Limited Golar LNG Partners	Dec. 31, 2012 Golar Partners Operating LLC –Limited Liability Company Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners LP – Limited Partnership Golar LNG Partners	Dec. 31, 2012 Golar Spirit Corporation Golar LNG Partners	Dec. 31, 2012 PT Golar Indonesia Golar LNG Partners
Ownership interests:
Percentage ownership in subsidiary	100.00%				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Investments percentage ownership in subsidiaries																													100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of voting interest acquired		50.00%	50.00%	50.00%
Purchase consideration - cash			$ 19,500